Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash
Note 5. Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash as of December 31, 2023 and December 31, 2022 are as follows (in thousands):

	December 31,	December 31,
	2023	2022
Cash and cash equivalents	$100,331	$122,715
Restricted cash, current and non-current	25,462	36,305

Cash, cash equivalents and restricted cash	$125,793	$159,020

Restricted cash relates to a guarantee issued by the Company to Barclays Bank PLC in connection with a letter of credit that Barclays provided to Football DataCo Limited for and on behalf of the Company for an aggregate amount of £20.0 million and £30.0 million as of December 31, 2023 and December 31, 2022, respectively ($25.5 million and $36.3 million as of December 31, 2023 and December 31, 2022, respectively). See Note 21 –
Commitments and Contingencies
.